Income Taxes (Tables)	12 Months Ended
Dec. 28, 2014
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows (in thousands):

	December 28, 2014	December 29, 2013
Deferred tax assets:
Employee benefits, including postretirement reserves	$36,008	$11,600
Net operating and capital loss carryforwards	8,782	11,183
Operating reserves and accruals	25,410	16,661
Inventories	3,130	3,025
Other	1,910	2,167

Total gross deferred tax assets	75,240	44,636
Valuation allowance	(1,014)	(1,014)

Total deferred tax assets	74,226	43,622
Deferred tax liabilities:
Depreciation and amortization	(42,716)	(37,317)
Intangible assets	(134,764)	(136,790)

Total deferred tax liabilities	(177,480)	(174,107)

Net deferred tax liabilities	$(103,254)	$(130,485)

Reconciliation between the federal statutory income tax rate the and effective tax rate from continuing operations

Reconciliation between the federal statutory income tax rate of 35% and the effective tax rate for each year is as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Income tax at federal statutory rate	$17,490	$4,760	$(4,932)	$5,099
Equity earnings not subject to U.S. tax	(363)	(577)	—	(287)
State income taxes, net of federal tax benefit	1,570	296	(539)	139
Federal tax credits	(692)	(484)	—	—
Foreign taxes, net of credits	134	3,158	10	(2,840)
Foreign dividend received	—	—	—	4,138
State EZ credits	(302)	(549)	—	(5,071)
Insurance cash surrender value	(296)	(767)	(66)	(612)
Transaction costs	—	—	722	—
Other items, net	(687)	(408)	1	(322)

Income taxes provision (benefit)	$16,854	$5,429	$(4,804)	$244

Schedule of significant components of the provision (benefit) for income taxes

        The significant components of the provision (benefit) for income taxes are as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013	November 15 Through December 30, 2012	January 2 Through November 14, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Current:
Federal	$17,350	$6,222	$328	$12,566
State	3,126	280	104	(1,927)
Foreign	204	185	10	113

	20,680	6,687	442	10,752
Deferred:
Federal	(2,650)	(588)	(4,313)	(4,846)
State	(1,176)	(538)	(933)	(5,082)
Valuation allowance	—	(132)	—	(580)

	(3,826)	(1,258)	(5,246)	(10,508)

Total income tax provision (benefit)	$16,854	$5,429	$(4,804)	$244

Reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits, including accrued interest and penalties, is as follows (in thousands):

	Fiscal Year 2014	Fiscal Year 2013
Balance at beginning of fiscal year	$1,350	$1,350
Additions based on tax positions related to the current year	—	—
Accrued interest and penalty	325	—
Reductions due to lapse of the applicable statute of limitations	—	—

Balance at end of fiscal year	$1,675	$1,350